CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares
CONSOLIDATED BALANCE SHEETS [Abstract]
Trade receivables, allowance for doubtful accounts | $	$ 1,221	$ 2,225
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	35,294,755	35,132,127
Ordinary shares, shares outstanding	35,294,755	35,132,127